Acquisitions and divestitures - Acquisitions (Details) € in Thousands		12 Months Ended
	Dec. 22, 2016 EUR (€)	Dec. 31, 2018 EUR (€) segment	Dec. 31, 2017 EUR (€)	Aug. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Business Acquisition [Line Items]
Goodwill		€ 490,529	€ 490,455		€ 490,503
Number of operating segments | segment		3
Base7booking.com
Business Acquisition [Line Items]
Percentage of equity interest acquired	47.70%
Business Acquisition, Pro Forma Information [Abstract]
Payments to acquire businesses	€ 900
tripl GmbH
Business Acquisition [Line Items]
Total purchase consideration				€ 700